UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment
| |; Amendment Number:
This Amendment (Check only one.): | | is a restatement.
| | adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Windward Capital Management Company
Address: 11111 Santa Monica Blvd., Suite 1200
Form 13F File Number: 28-11829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan R. Pene
Title: Chief Financial Officer
Phone: 310 893-3006
Signature, Place, and Date of Signing:

/s/ Stephan R. Pene		 Los Angeles, CA		April 21, 2009


Report Type (Check only one.):


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	0

Form 13F Information Table Entry Total:  93

Form 13F Information Table Value Total:   $128,071,000



List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     4181    87645 SH       SOLE                    87645
                                                                16      330 SH       DEFINED                   330
ACCENTURE LTD CL A             COM              G1150G111     2526    91875 SH       SOLE                    91875
                                                                10      360 SH       DEFINED                   360
AMAZON COM INC COM             COM              023135106     4436    60400 SH       SOLE                    60400
                                                                15      205 SH       DEFINED                   205
APACHE CORP COM                COM                             442     6900 SH       SOLE                     6900
APPLE INC                      COM              037833100     6226    59225 SH       SOLE                    59225
                                                                22      205 SH       DEFINED                   205
AT&T CORP                      COM              00206r102     2260    89680 SH       SOLE                    89680
                                                                 9      375 SH       DEFINED                   375
BAKER HUGHES INC.              COM              057224107      659    23075 SH       SOLE                    23075
BANK OF NEW YORK MELLON CORP   COM              064058100     2967   105023 SH       SOLE                   105023
                                                                11      385 SH       DEFINED                   385
BURLINGTON NRTHN SANTA COM     COM              12189t104     2498    41535 SH       SOLE                    41535
                                                                 9      155 SH       DEFINED                   155
CATERPILLAR INC                COM              149123101      841    30095 SH       SOLE                    30095
                                                                 4      140 SH       DEFINED                   140
CHEVRONTEXACO CORP             COM              166764100      269     4000 SH       SOLE                     4000
CONSTELLATION ENERGY COM       COM              210371100     2220   107450 SH       SOLE                   107450
                                                                 9      420 SH       DEFINED                   420
COSTCO COMPANIES INC           COM              22160K105     3872    83601 SH       SOLE                    83601
                                                                15      330 SH       DEFINED                   330
CVS/CAREMARK CORPORATION       COM              126650100     5464   198770 SH       SOLE                   198770
                                                                21      755 SH       DEFINED                   755
EMERSON ELEC CO COM            COM              291011104     2253    78835 SH       SOLE                    78835
                                                                 9      320 SH       DEFINED                   320
EOG RES INC COM                COM                             307     5600 SH       SOLE                     5600
EQT CORPORATION                COM              26884L109     3117    99495 SH       SOLE                    99495
                                                                13      405 SH       DEFINED                   405
FLUOR CORP NEW COM             COM              343412102      999    28925 SH       SOLE                    28925
                                                                 4      130 SH       DEFINED                   130
FREEPORT-MCMORAN COP&G CL B    COM              35671d857     1395    36605 SH       SOLE                    36605
                                                                 5      135 SH       DEFINED                   135
GILEAD SCIENCES INC COM        COM              375558103     1355    29260 SH       SOLE                    29260
                                                                 5      115 SH       DEFINED                   115
GOLDMAN SACHS GROUP            COM              38141g104     1940    18295 SH       SOLE                    18295
                                                                 5       50 SH       DEFINED                    50
HESS CORP COM                  COM              42809h107     1767    32605 SH       SOLE                    32605
                                                                 5       85 SH       DEFINED                    85
IBM                            COM              459200101     4299    44365 SH       SOLE                    44365
                                                                16      165 SH       DEFINED                   165
JOHNSON & JOHNSON              COM              478160104     4296    81671 SH       SOLE                    81671
                                                                17      315 SH       DEFINED                   315
JP MORGAN CHASE & CO           COM              46625H100      210     7900 SH       SOLE                     7900
KROGER CO COM                  COM              501044101     3333   157090 SH       SOLE                   157090
                                                                13      620 SH       DEFINED                   620
LOCKHEED MARTIN                COM              539830109     3057    44280 SH       SOLE                    44280
                                                                16      225 SH       DEFINED                   225
MARKET VECTORS ETF TR GOLD MIN COM              57060u100     1213    32880 SH       SOLE                    32880
                                                                 5      135 SH       DEFINED                   135
MCDONALD'S CORP                COM              580135101     2458    45045 SH       SOLE                    45045
                                                                10      180 SH       DEFINED                   180
MEDTRONIC INC                  COM              585055106     2081    70610 SH       SOLE                    70610
                                                                 9      295 SH       DEFINED                   295
MONSANTO CO NEW COM            COM              61166w101     4751    57168 SH       SOLE                    57168
                                                                21      250 SH       DEFINED                   250
MORGAN STANLEY COM NEW         COM              617446448     1449    63645 SH       SOLE                    63645
                                                                 5      205 SH       DEFINED                   205
MOSAIC CO COM                  COM              61945a107      491    11700 SH       SOLE                    11700
NATIONAL-OILWELL VARCO INC     COM              637071101      345    12000 SH       SOLE                    12000
PEABODY ENERGY CORP            COM              704549104     3706   147990 SH       SOLE                   147990
                                                                18      715 SH       DEFINED                   715
PEPSICO INC                    COM              713448108     4160    80817 SH       SOLE                    80817
                                                                17      335 SH       DEFINED                   335
PETROLEO BRASILEIRO SA SPONSOR COM              71654v408      260     8540 SH       SOLE                     8540
PHILIP MORRIS INTL INC COM     COM              718172109     2191    61580 SH       SOLE                    61580
                                                                10      270 SH       DEFINED                   270
POTASH CORP SASK INC COM       COM              73755L107     2623    32460 SH       SOLE                    32460
                                                                 4       55 SH       DEFINED                    55
PRAXAIR INC                    COM              74005P104     6275    93253 SH       SOLE                    93253
                                                                22      330 SH       DEFINED                   330
PROCTER & GAMBLE CO            COM              742718109     3922    83284 SH       SOLE                    83284
                                                                16      345 SH       DEFINED                   345
QUALCOMM INC COM               COM              747525103     3960   101769 SH       SOLE                   101769
                                                                15      385 SH       DEFINED                   385
QUESTAR CORP                   COM              748356102     2970   100910 SH       SOLE                   100910
                                                                12      405 SH       DEFINED                   405
SHAW GROUP INC COM             COM              820280105      365    13330 SH       SOLE                    13330
SPDR GOLD TRUST SHARE          COM              78463v107     1383    15320 SH       SOLE                    15320
                                                                 6       65 SH       DEFINED                    65
TEVA PHARMACEUTICALS           COM              881624209     3433    76211 SH       SOLE                    76211
                                                                13      283 SH       DEFINED                   283
TRANSOCEAN SEDCO               COM              h8817h100     4932    83819 SH       SOLE                    83819
                                                                17      290 SH       DEFINED                   290
UNITED TECHNOLOGIES            COM              913017109     2413    56145 SH       SOLE                    56145
                                                                 9      210 SH       DEFINED                   210
URS CORP NEW                   COM              903236107     1302    32215 SH       SOLE                    32215
                                                                 6      155 SH       DEFINED                   155
WEATHERFORD INTL INC           COM              H27013103      400    36100 SH       SOLE                    36100
XTO ENERGY                     COM              98385x106      424    13840 SH       SOLE                    13840
SAP AKTIENGELLSCHAFT SPONSORED ADR              803054204     2903    82257 SH       SOLE                    82257
                                                                11      305 SH       DEFINED                   305